IMPAIRMENT REVERSAL (CHARGE) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment of assets [Abstract]
Disclosure of Impairment Loss

	Years ended December 31,
	2024	2023
Fayolle
Mining properties	$(6.8)	$—
Westwood CGU
Mining properties, Plant and equipment and ROU assets	426.5	—
Asset retirement obligations	35.8	—
	$455.5	$—